Site Closure and Reclamation Provision (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about site closure and reclamation provision [Table Text Block]
	August 31,	August 31,
	2018	2017

Balance - beginning of year	$303,600	$263,600
Increase in provision for site closure and reclamation costs	-	40,000

Balance – end of year	$303,600	$303,600